Cost Optimization Programs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	May 31, 2014 Cost Optimization and Resource Efficiency Program	Sep. 30, 2013 Cost Optimization Program Employees	Jun. 30, 2012 Cost Optimization Program Employees	Mar. 02, 2013 Cost Optimization Program	Sep. 30, 2013 Number of Employees, Total Employees
Restructuring Cost and Reserve [Line Items]
Number of global workforce reducing				4,500	2,000		7,000
Percentage of global workforce reducing employees				50.00%	10.00%
Total pre-tax charges			$ 100			$ 125
Assets classified as held for sale	209	354
Asset Impairment Charges	0
Sale of shares wholly-owned subsidiary		100.00%
Loss on disposal recognized		3
Assets held for sale property, plant and equipment		41
Assets held for sale include primarily current assets		15
Accrued liabilities related to assets held for sale		$ 13